Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 127.7	$ 54.8
Calls/ Maturities/ Paydowns	2.4	13.8
Purchases	2.5	67.2
Sales	(15.0)	(11.0)
Net Realized (Gain)/Loss on Sales	(17.2)	(13.2)
Change in Valuation	3.2	66.1
Net Transfers In (Out)	18.3	(50.0)
Ending Fair value	$ 121.9	127.7
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized gains (losses) on security sales
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 76.4	10.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	2.5	60.2
Sales	(15.0)	0.0
Net Realized (Gain)/Loss on Sales	(17.2)	0.0
Change in Valuation	20.7	6.2
Net Transfers In (Out)	0.0	0.0
Ending Fair value	67.4	76.4
Equity securities | Nonredeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	34.4	16.7
Calls/ Maturities/ Paydowns	(0.5)	0.0
Purchases	0.0	5.0
Sales	0.0	(5.0)
Net Realized (Gain)/Loss on Sales	0.0	(4.5)
Change in Valuation	(17.5)	22.2
Net Transfers In (Out)	0.0	0.0
Ending Fair value	16.4	34.4
Equity securities | Common equities | Common Stocks, by Industry
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.0	25.0
Calls/ Maturities/ Paydowns	0.0	0.0
Purchases	0.0	2.0
Sales	0.0	(6.0)
Net Realized (Gain)/Loss on Sales	0.0	(8.7)
Change in Valuation	0.0	37.7
Net Transfers In (Out)	18.3	(50.0)
Ending Fair value	18.3	0.0
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	16.9	3.1
Calls/ Maturities/ Paydowns	2.9	13.8
Purchases	0.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	$ 19.8	$ 16.9